Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liability [Abstract]
Schedule of Lease Liiability
As at December 31,	2024	2023
Balance, start of year	$91	$235
Additions	430	–
Modifications	119	–
Interest on lease liability recognized in net loss	36	18
Termination of leases	(3)	–
Lease payments for the year	(240)	(162)
Balance, end of year	$433	$91

Less current portion	216	88
Long-term lease liability	$217	$3